RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2019
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

20. RELATED PARTY BALANCES AND TRANSACTIONS

Name	Relationship with the Group
Xiaomi Communication Technology Co. Ltd.("Xiaomi Communication")	Controlled by one of the Company’s shareholders
Xiaomi Technology Co. Ltd. ("Xiaomi Technology")	Controlled by one of the Company’s shareholders
Beijing Xiaomi Mobile Software Co. Ltd.("Xiaomi Mobile")	Controlled by one of the Company’s shareholders
Guangzhou Xiaomi Information Service Co. Ltd ("Xiaomi Information")	Controlled by one of the Company’s shareholders
Youpin Information Technology Co. Ltd. ("Youpin Information", together with Xiaomi Communication, Xiaomi Technology, Xiaomi Mobile, Xiaomi Information as "Xiaomi")	Controlled by one of the Company’s shareholders
Hefei Huaheng Electronic Technology Co. Ltd. ("Hefei Huaheng")	Controlled by one of the Company’s shareholders
Hangzhou Yunyou Technology Co. Ltd.("Hanzhou Yunyou")	Significant influence by one of the Company’s shareholders

(1)Balances:

	As of December 31,
	2018	2019
	RMB	RMB
Amount due from related parties:
Xiaomi Communication (a)	631,204	1,401,015
Youpin Information (a)	—	9,845
Xiaomi Information (a)	9,727	7,669
Xiaomi Technology (a)	7,442	—
Hangzhou Yunyou (b)	5,143	—
Others	2,883	2,641
Total	656,399	1,421,170

	As of December 31,
	2018	2019
	RMB	RMB
Amount due to related parties, current:
Xiaomi Technology(c)	—	(14,186)
Xiaomi Mobile (c)	(10,350)	—
Others	(345)	(583)
Total	(10,695)	(14,769)

(2)Transactions:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Sales to related parties:
Xiaomi Communication	1,773,595	2,798,824	4,271,135
Xiaomi Information	1,318	17,859	9,870
Xiaomi Technology	2,072	—	—
Others	1,655	312	—
Total	1,778,640	2,816,995	4,281,005

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Others:
Loan provided to related parties (b)	(8,000)	5,143	—
Investments disposed to a related party (d)	22,047	3,061	—
Purchase from related parties (e)	—	—	12,183
(a)	The amount due from Xiaomi represents receivables from the sales of products and services, which includes an unbilled amount of RMB102,687.
(b)

In 2018, the group provided a RMB5,000 loan to Hangzhou Yunyou, with annual interest of 15% and maturing in April 2019. During 2019, the Group evaluated the loan would not be collected and recognized an impairment loss of RMB5,640.

(c)	The amounts due to Xiaomi Mobile and Xiaomi Technology represent the payable for the cloud service received by the Group.
(d)

The Group disposed five long-term investments and one long-term investment to Huaying Fund and recorded RMB284 and RMB31 gain during the years ended December 31, 2017 and 2018, respectively. During 2019, there was no investment disposed by the Group to related parties.

(e)	During 2019, the Group purchased certain intangible assets from Hefei Huaheng which amounted to RMB11,321.